Lease - Summary of Lease Cost (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease, Cost [Abstract]
Operating lease cost	¥ 33,393	¥ 34,142	¥ 39,476
Short term lease cost	1,109	3,639	1,724
Total lease cost	¥ 34,502	¥ 37,781	¥ 41,200